Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 57,859	$ 84,161	$ 90,715
Israel [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	696	3,086	2,803
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	9,328	9,578	9,609
Hong Kong
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	5,630	7,211	15,157
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	7,768	1,386	299
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	7,723	7,330	17,494
Japan [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	5,130	7,445	9,238
Germany [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,423	8,347	6,724
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	12,634	21,126	11,205
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 6,527	$ 18,652	$ 18,186